Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of share capital

	2024		2023
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	203,138,351	$3,413,365	184,800,571	$3,241,644
Shares issued upon exercise of share options	1,779,799	14,112	987,649	7,390
Shares issued on redemption of performance share units	27,874	499	—	—
Estimated fair value of share options exercised transferred from contributed surplus	—	5,802	—	3,112
Shares issued for private placement with EBRD, net of issuance costs	—	—	6,269,231	59,873
Shares issued for bought deal offering, net of issuance costs	—	—	10,400,000	94,718
Flow-through shares issued, net of issuance costs and premium	—	—	680,900	6,628
Balance at December 31,	204,946,024	$3,433,778	203,138,351	$3,413,365